PRIVATE PLACEMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Private Placements
PRIVATE PLACEMENTS

NOTE 4 — PRIVATE PLACEMENTS

Simultaneously with the closing of the IPO on October 23, 2025, the Sponsors and EBC purchased an aggregate of 252,500 Private Placement Units at a price of $10.00 per unit, generating total proceeds of $2,525,000 (192,500 units purchased by the Sponsors and 60,000 units purchased by EBC and/or its designees). Each Private Placement Unit consists of one ordinary share and one right (a “Private Right”), and ten Private Rights entitle the holder to receive one ordinary share upon completion of the Company’s initial Business Combination. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Units held in the Trust Account will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law). The Private Placement Units (including the underlying securities) are not transferable, assignable or salable until the completion of a Business Combination, subject to certain exceptions.

NOTE 4 — PRIVATE PLACEMENTS

Simultaneously with the closing of the IPO on October 23, 2025, the Company consummated a private placement of 252,500 units (the “Private Placement Units”) at a price of $10.00 per unit, generating total proceeds of $2,525,000. The Sponsors purchased 192,500 Private Placement Units and EBC and/or its designees purchased 60,000 Private Placement Units.

Each Private Placement Unit consists of one ordinary share and one right (a “Private Right”) to receive one-tenth (1/10) of one ordinary share upon consummation of the Company’s initial Business Combination. Ten Private Rights entitle the holder to receive one ordinary share. The Private Placement Units are identical to the Units sold in the IPO.

The proceeds from the sale of the Private Placement Units were deposited into the Trust Account and, together with the net proceeds from the IPO, contributed to the $60,000,000 held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Units held in the Trust Account will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law).

The Private Placement Units (including the underlying securities) are not transferable, assignable or salable until the completion of a Business Combination, subject to certain customary exceptions. The issuance of the Private Placement Units was made pursuant to an exemption from registration under Section 4(a)(2) of the Securities Act.